Northern Lights Fund Trust

Altegris Multi Strategy Alternative Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris Multi Strategy Alternative Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 15, 2014, (SEC Accession No. 0000910472-14-002158).